Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 411,725	$ 431,062
Less: Accumulated Depreciation	(169,798)	(108,913)
Property, Plant and Equipment, Net	241,927	322,149
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	196,374	193,669
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,418	4,416
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	0	22,131
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 210,933	$ 210,846